Note 21 - Leases (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2019 USD ($)	Apr. 30, 2019 ft²	Feb. 28, 2018 USD ($) ft²	Dec. 31, 2017 USD ($) ft²
Operating Lease, Liability, Total		$ 1,544,000
Operating Leases, Rent Expense, Total	$ 800,000
Headquarters [Member]
Area of Real Estate Property (Square Foot) | ft²				21,189	30,506
Security Deposit		140,000		$ 140,000	$ 225,000
Offices, Taipei, Taiwan [Member]
Area of Real Estate Property (Square Foot) | ft²	2,635		1,317
Security Deposit		$ 14,000